united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Navigator Funds

Semi-Annual Report
March 31, 2016

Navigator Equity Hedged Fund

Share Class	Ticker	Cusip
A share	NAVAX	66537X803
I share	NAVIX	66537X878
C share	NAVCX	66537X886

Advised by: Clark Capital Management Group

Navigator Duration Neutral Bond Fund

Share Class	Ticker	Cusip
A share	NDNAX	66538B875
I share	NDNIX	66538B859
C share	NDNCX	66538B867

Advised by: Clark Capital Management Group

Sub Advised by: Main Point Advisors, Inc.

Navigator Sentry Managed Volatility Fund

Share Class	Ticker	Cusip
A share	NVXAX	66538B644
I share	NVXIX	66538B628
C share	NVXCX	66538B636

Advised by: Clark Capital Management Group

Navigator Tactical Fixed Income Fund

Share Class	Ticker	Cusip
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

Advised by: Clark Capital Management Group

1-877-766-2264 • www.navigatorfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Navigator Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

One Liberty Place | 53rd Floor | 1650 Market Street | Philadelphia, PA 19103 | 800.766.2264 | www.navigatorfund.com

Navigator Equity Hedged Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended March 31, 2016 compared to its benchmarks:

			Annualized	Annualized Since
	Six Months	One Year	Five Year	Inception*
Navigator Equity Hedged Fund:
Class A	0.32%	(8.97)%	(1.23)%	(1.17)%
Class A with load of 5.50%	(5.23)%	(13.99)%	(2.34)%	(2.23)%
Class C	(0.01)%	(9.57)%	(1.98)%	(1.91)%
Class I	0.39%	(8.77)%	(1.01)%	(0.92)%
MSCI World Index	5.13%	(3.45)%	6.51%	7.21%
HFRX Equity Hedge Index	(2.14)%	(7.24)%	(1.07)%	(1.60)%

*	Fund commenced operations on December 28, 2010.

The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest directly in an index or benchmark; unmanaged index returns do not reflect any fees, expenses or sales charges.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 28, 2016 prospectus, the total annual operating expenses before fee waivers are 1.87%, 2.62% and 1.62% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877- 766-2264.

PORTFOLIO COMPOSITION+

Exchange Traded Funds	73.4%	Collateral For Securities Loaned	20.2%
Country Funds	25.5%	Mutual Fund	6.0%
Large -Cap Index Funds	33.0%	Asset Allocation	6.0%
Sector Funds	14.9%	Short-Term Investments	0.4%
			100.0%

+	Based on Portfolio Market Value as of March 31, 2016. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Navigator Duration Neutral Bond Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended March 31, 2016 compared to its benchmark:

	Six Months	One Year	Annualized Since Inception*
Navigator Duration Neutral Bond Fund:
Class A	1.65%	1.43%	1.66%
Class A with load of 3.75%	(2.16)%	(2.33)%	0.13%
Class C	1.23%	0.64%	0.97%
Class I	1.79%	1.68%	1.86%
Barclays Municipal Bond Index	3.20%	3.98%	5.79%

*	Fund commenced operations on September 23, 2013.

Barclays Municipal Bond Index: Includes most investment-grade tax-exempt bonds that are issued by state and local governments. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 28, 2016 prospectus, the total annual operating expenses before fee waivers are 1.71%, 2.46% and 1.46% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766- 2264.

PORTFOLIO COMPOSITION+

Municipal Bonds & Notes	95.8%
Call Options Purchased	0.1%
Short-Term Investments	4.1%
100.0%

+	Based on Portfolio Market Value as of March 31, 2016. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Navigator Sentry Managed Volatility Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended March 31, 2016 compared to its benchmark:

	Six Months	One Year	Annualized Since Inception*
Navigator Sentry Managed Volatility Fund:
Class A	(29.88)%	(31.87)%	(29.80)%
Class A with load of 3.75%	(32.54)%	(34.47)%	(31.09)%
Class C	(29.69)%	(31.59)%	(29.66)%
Class I	(29.69)%	(31.59)%	(29.66)%
S&P 500 Inverse Daily Index	(3.72)%	(0.59)%	(2.06)%

*	Fund commenced operations on March 6, 2014.

The S&P 500 Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500® by taking a short position in the index. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 28, 2016 prospectus, the total annual operating expenses before fee waivers are 1.76%, 2.51% and 1.51% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766- 2264.

PORTFOLIO COMPOSITION+

Options Purchased	10.1%
Mutual Fund	6.6%
Options Written	(5.1)%
Short-Term Investments	88.4%
100.0%

+	Based on Portfolio Market Value as of March 31, 2016. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Navigator Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended March 31, 2016 compared to its benchmark:

	Six Months	One Year	Annualized Since Inception*
Navigator Tactical Fixed Income Fund:
Class A	4.27%	3.99%	1.62%
Class A with load of 3.75%	0.38%	0.08%	(0.29)%
Class C	3.89%	3.16%	0.90%
Class I	4.39%	4.20%	1.91%
Barclays US Corporate High Yield Bond Index	1.22%	(3.69)%	(0.82)%

*	Fund commenced operations on March 27, 2014.

The Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 28, 2016 prospectus, the total annual operating expenses before fee waivers are 1.77%, 2.52% and 1.52% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766- 2264.

PORTFOLIO COMPOSITION+

Mutual Funds	64.1%
Exchange Traded Funds	19.7%
Collateral for Securities Loanded	2.9%
Municipal Bonds & Notes	5.7%
Options Purchased	0.0%
Short-Term Investments	7.6%
100.0%

+	Based on Portfolio Market Value as of March 31, 2016. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 89.1%
	COUNTRY FUNDS - 31.1%
32,684	Global X MSCI Argentina ETF (a)	$631,455
40,424	iShares MSCI All Country World Minimum Volatility ETF (a)	2,970,760
42,262	iShares MSCI Australia ETF (a)	816,502
23,227	iShares MSCI Brazil Capped ETF	610,870
7,567	iShares MSCI Denmark Capped ETF (a)	427,687
25,094	iShares MSCI Ireland Capped ETF	1,008,779
74,550	iShares MSCI Malaysia ETF (a)	664,241
22,217	iShares MSCI New Zealand Capped ETF (a)	913,785
17,000	iShares MSCI Philippines ETF	623,050
11,816	iShares MSCI South Korea Capped ETF	624,121
45,200	iShares MSCI Taiwan ETF	626,472
13,891	iShares MSCI Thailand Capped ETF (a)	936,114
14,405	iShares MSCI Turkey ETF	631,515
97,955	MARKET VECTORS INDONESIA *	2,048,239
37,428	MARKET VECTORS RUSSIA ETF *	612,322
		14,145,912
	LARGE-CAP INDEX FUNDS - 40.0%
15,957	Guggenheim S&P 500 Equal Weight ETF	1,253,103
97,406	iShares Core Dividend Growth ETF	2,571,518
25,828	iShares High Dividend ETF (a)	2,014,842
31,511	iShares MSCI EAFE Minimum Volatility ETF (a)	2,093,591
64,988	iShares MSCI USA Minimum Volatility ETF	2,854,923
19,074	iShares MSCI USA Quality Factor ETF	1,251,636
27,553	iShares S&P 500 Value ETF	2,478,117
18,116	SPDR S&P500 ETF Trust	3,723,925
		18,241,655
	SECTOR FUNDS - 18.0%
24,014	Consumer Staples Select Sector SPDR Fund (a)	1,273,943
27,965	Industrial Select Sector SPDR Fund	1,551,219
5,706	iShares PHLX Semiconductor ETF	522,784
5,452	PowerShares S&P SmallCap Consumer Staples Portfolio	325,702
11,644	PowerShares S&P SmallCap Information Technology Portfolio (a)	641,934
7,174	PowerShares S&P SmallCap Utilities Portfolio	323,189
11,708	SPDR Dow Jones REIT ETF	1,114,015
15,900	SPDR S&P Metals & Mining ETF (a)	325,791
17,479	Utilities Select Sector SPDR Fund (a)	867,308
13,686	Vanguard Telecommunication Services ETF (a)	1,268,966
		8,214,851

	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,404,910)	40,602,418

	MUTUAL FUNDS - 7.2%
	ASSET ALLOCATION - 7.2%
684,086	Navigator Sentry Managed Volatility Fund - Class I * #	3,304,137
	TOTAL MUTUAL FUNDS (Cost - $5,361,021)

	SHORT-TERM INVESTMENTS - 0.5%
	MUTUAL FUND - 0.5%
226,815	Milestone Treasury Obligations Fund, Institutional Class, 0.13% +	226,815
	TOTAL SHORT-TERM INVESTMENTS (Cost - $226,815)

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Value
	COLLATERAL FOR SECURITIES LOANED- 24.5%
11,152,051	Dreyfus Government Cash Management Fund - Institutional Shares, 0.19% + (b)	11,152,051
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $11,152,051)

	TOTAL INVESTMENTS - 121.3% (Cost - $55,144,797) (c)	$55,285,421
	LIABILITIES IN EXCESS OF OTHER ASSETS- (21.3)%	(9,697,491)
	NET ASSETS - 100.0%	$45,587,930

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

*	Non-income producing

#	Affiliated Security.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $10,902,024 at March 31, 2016.

(b)	Security purchased with cash proceeds of securities lending collateral.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $55,378,183 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$2,230,286
Unrealized depreciation:	(2,323,048)
Net unrealized depreciation:	$(92,762)

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

Principal Amount		Coupon Rate (%)	Maturity	Value
	MUNICIPAL BONDS & NOTES - 90.2%
	CALIFORNIA - 4.3%
$1,000,000	City of Oakland, CA	4.0000	1/15/2039	$1,043,310
500,000	Evergreen School District	4.0000	8/1/2033	553,675
490,000	Grossmont Union High School District	4.0000	8/1/2033	536,251
840,000	Torrance Unified School District	4.0000	8/1/2031	930,124
345,000	Torrance Unified School District	4.0000	8/1/2031	382,015
				3,445,375
	COLORADO - 2.0%
1,475,000	University of Colorado	4.000	6/1/2031	1,622,043

	FLORIDA - 2.5%
665,000	City of Orlando, FL - 144A #	13.703	11/1/2039	965,570
850,000	County of Broward, FL Airport System Revenue	5.500	10/1/2031	1,046,652
				2,012,222
	ILLINOIS - 2.5%
1,130,000	Chicago O’Hare International Airport	4.000	1/1/2032	1,206,399
100,000	City of Chicago, Il	5.000	1/1/2019	100,323
600,000	Cook County Community College District No. 508	5.125	12/1/2038	671,367
				1,978,089
	INDIANA - 3.6%
2,500,000	Indiana Municipal Power Agency	5.000	1/1/2042	2,913,888

	KANSAS - 4.2%
2,915,000	Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	9/1/2044	3,363,779

	LOUISIANA - 0.7%
500,000	City of New Orleans, LA Water System Revenue	5.000	12/1/2029	574,893

	MISSOURI - 7.7%
1,900,000	City of Kansas City MO Sanitary Sewer System Revenue	4.000	1/1/2032	2,070,981
3,720,000	City of Springfield, MO Public Utility Revenue	4.000	8/1/2031	4,148,581
				6,219,562
	NEW JERSEY - 8.3%
915,000	New Jersey Economic Development Authority	5.000	6/15/2033	1,020,280
1,225,000	New Jersey Transportation Trust Fund Authority	5.125	6/15/2029	1,322,356
1,000,000	New Jersey Turnpike Authority	5.000	1/1/2029	1,168,310
2,750,000	New Jersey Turnpike Authority	5.000	1/1/2045	3,156,244
				6,667,190
	NEVADA - 2.1%
1,515,000	Clark County School District	4.000	6/15/2031	1,654,903

	NEW YORK - 14.3%
1,785,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	2/1/2042	2,032,597
5,090,000	New York City Water & Sewer System	5.000	6/15/2045	5,941,200
1,000,000	New York State Dormitory Authority	5.000	3/15/2037	1,154,005
1,000,000	New York State Dormitory Authority	5.000	3/15/2034	1,200,750
1,000,000	New York State Urban Development Corp.	5.000	3/15/2030	1,201,500
				11,530,052
	PENNSYLVANIA - 9.2%
1,500,000	Northeastern School District/York County	5.000	3/1/2030	1,818,143
2,170,000	Philadelphia Gas Works Co.	5.250	8/1/2040	2,407,333
1,745,000	Tredyffrin Easttown School District	5.000	2/15/2035	2,083,181
1,000,000	West Mifflin Sanitary Sewer Municipal Authority	4.000	8/1/2035	1,055,760
				7,364,417
	RHODE ISLAND - 2.2%
1,500,000	Rhode Island Clean Water Finance Agency	5.000	10/1/2036	1,782,698

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Principal Amount		Coupon Rate (%)	Maturity	Value
	TEXAS - 24.0%
$2,500,000	County of Bexar TX	5.0000	6/15/2040	$2,896,175
3,000,000	Dallas Independent School District	4.000	2/15/2031	3,337,950
5,000,000	Highland Park Independent School District	4.000	2/15/2032	5,538,175
1,500,000	San Antonio Independent School District/TX	4.000	2/15/2030	1,674,014
5,000,000	State of Texas	5.000	10/1/2044	5,879,650
				19,325,964
	UTAH - 2.6%
1,960,000	City of Sandy City, UT	4.000	3/1/2036	2,071,279

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $69,457,554)			72,526,354

Contracts ^
	OPTIONS PURCHASED * - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
200	US 10 Year Future, Expires May 2016, Strike Price $133.00			12,500
100	US 10 Year Future, Expires May 2016, Strike Price $132.5			7,812
100	US 10 Year Future, Expires June 2016, Strike Price $133.00			21,875
50	US Bond Future, Expires May 2016, Strike Price $175			2,344
85	US Bond Future, Expires June 2016, Strike Price $175			21,250
	TOTAL CALL OPTIONS PURCHASED (Cost - $457,891)			65,781

	PUT OPTIONS PURCHASED - 0.0%
100	US Bond Future, Expires June 2016, Strike Price $153			12,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $42,187)

	TOTAL OPTIONS PURCHASED (Cost - $500,078)			78,281

Shares
	SHORT-TERM INVESTMENTS - 3.9%
	MONEY MARKET FUND - 3.9%
3,119,308	Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, Class I, 0.13% +			$3,119,308
	TOTAL SHORT TERM INVESTMENTS (Cost - $3,119,308)

	TOTAL INVESTMENTS - 94.2% (Cost - $73,076,940) (a)			$75,723,943
	OTHER ASSETS LESS LIABILITIES - 5.8%			4,640,863
	NET ASSETS - 100.0%			$80,364,806

*	Non-income producing.

#	Variable rate security. Interest rate is as of March 31, 2016

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

^	Each option contract allows the Fund to purchase 1 underlying futures contract.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $965,570 or 1.2% of net assets.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $73,055,404 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$3,062,930
Unrealized depreciation:	(394,391)
Net unrealized appreciation:	$2,668,539

Number of Short		Unrealized
Contracts		Appreciation
	FUTURES CONTRACTS
360	US 10-Year Treasury Notes, expiring June 2016	$43,648
	(Underlying face amount at value $46,940,760)
124	US Long Bonds, expiring June 2016	221,531
	(Underlying face amount at value $20,390,312)
75	Fixed Rate 10-Year Interest Rate Swaps, expiring June 2016	44,344
	(Underlying face amount at value $7,889,100)
	TOTAL FUTURES CONTRACTS	$309,523

The accompanying notes are an integral part of these financial statements.

Navigator Sentry Managed Volatility Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

Contracts ^		Value
	OPTIONS PURCHASED * - 9.5%
	CALL OPTIONS PURCHASED - 1.7%
5,000	iPath S&P 500 VIX Short-Term Futures ETN, Expires April 2016, Strike Price $17.5	$452,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $448,025)

	PUT OPTION PURCHASED - 7.8%
1,600	S&P 500 Index, Expires April 2016, Strike Price $2,005	2,120,000
	TOTAL PUT OPTION PURCHASED (Cost - $3,555,284)

	TOTAL OPTIONS PURCHASED (Cost - $4,003,309)	2,572,500

Shares
	EXCHANGE TRADED NOTE - 6.2%
65,000	VelocityShares Daily Inverse VIX Short Term ETN *	1,682,200
	TOTAL EXCHANGE TRADED NOTE (Cost - $1,944,757)

	SHORT-TERM INVESTMENTS - 83.0%
	MONEY MARKET FUND - 83.0%
22,512,095	Milestone Treasury Obligations Fund, Institutional Class, 0.13% +	22,512,095
	TOTAL SHORT TERM INVESTMENTS (Cost - $22,512,095)

	TOTAL INVESTMENTS - 98.7% (Cost - $28,460,161) (a)	$26,766,795
	OPTIONS WRITTEN (Premiums Received - $1,896,281) - (4.8)% (a)	(1,305,000)
	OTHER ASSETS LESS LIABILITIES - 6.1%	1,652,657
	NET ASSETS - 100.0%	$27,114,452

Contracts ^
	OPTIONS WRITTEN * - (4.8)%
	CALL OPTIONS WRITTEN - (2.6)%
(5,000)	iPath S&P 500 VIX Short-Term Futures ETN, Expires April 2016, Strike Price $16.5	$(705,000)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $667,566)

	PUT OPTION WRITTEN - (2.2)%
(1,600)	S&P 500 Index, Expires February 2016, Strike Price $1,940	(600,000)
	TOTAL PUT OPTION WRITTEN (Premiums Received - $1,228,715)

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,896,281)	$(1,305,000)

*	Non-income producing.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

ETN - Exchange-Traded Note

^	Each option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes, including written options, is $31,907,835 and differs from value by net unrealized appreciation/(depreciation) of securities and options written as follows:

Unrealized appreciation:	$633,190
Unrealized depreciation:	(7,079,230)
Net unrealized depreciation:	$(6,446,040)

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

Shares				Value
	EXCHANGE-TRADED FUNDS - 19.2%
	DEBT FUND - 19.2%
428,000	iShares iBoxx $ High Yield Corporate Bond ETF (a)			$34,963,320
960,000	SPDR Barclays High Yield Bond ETF			32,880,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $68,165,529)			67,843,320

	MUTUAL FUNDS - 62.5%
	DEBT FUNDS - 62.5%
3,431,403	AB High Income Fund, Inc. - Advisor Class			28,000,245
6,143,454	BlackRock High Yield Portfolio - Class K			43,987,130
4,491,874	JPMorgan High Yield Fund - Select Class			30,993,933
4,421,807	Lord Abbett High Yield Fund - Class I			30,731,556
4,596,719	Navigator Duration Neutral Bond Fund - Class I #			46,472,829
3,288,328	PIMCO High Yield Fund - Institutional Class			27,523,302
1,465,614	PIMCO High Yield Spectrum Fund - Institutional Class			13,512,965
	TOTAL MUTUAL FUNDS (Cost - $223,373,541)			221,221,960

Principal		Coupon
Amount		Rate (%)	Maturity
	MUNICIPAL BONDS & NOTES - 5.6%
	TEXAS - 5.6%
$12,560,000	Highland Park Independent School District	5.000	4/1/2030	13,911,896
5,000,000	State of Texas	5.000	10/1/2044	5,879,650
	TOTAL MUNICIPAL BONDS & NOTES (Cost - $19,555,160)			19,791,546
Contracts ^
	OPTIONS PURCHASED * - 0.0%
	PUT OPTIONS PURCHASED - 0.0%
237	US 5 Year Future, Expires June 2016, Strike Price $112.5			1,852
106	US 10 Year Future, Expires May 2016, Strike Price $139			1,656
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,022)			3,508

Shares
	SHORT-TERM INVESTMENTS - 7.4%
	MONEY MARKET FUND - 7.4%
24,619,491	Federated Capital Reserves Fund, 0.00% +			24,619,491
1,675,718	Milestone Treasury Obligations Fund, Institutional Class, 0.13% +			1,675,718
	TOTAL SHORT-TERM INVESTMENTS (Cost $26,295,209)			26,295,209

	COLLATERAL FOR SECURITIES LOANED- 2.8%
9,864,967	Dreyfus Government Cash Management Fund - Institutional Shares, 0.19% + (b)			9,864,967
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $9,864,967)

	TOTAL INVESTMENTS - 97.5% (Cost - $347,261,428) (c)			$345,020,510
	OTHER ASSETS LESS LIABILITIES - 2.5%			8,930,097
	NET ASSETS - 100.0%			$353,950,607

*	Non-income producing.

#	Affiliated Security.

^	Each option contract allows the Fund to sell 1 underlying futures contract.

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $9,658,990 at March 31, 2016.

(b)	Security purchased with cash proceeds of securities lending collateral.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $347,261,267 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$2,474,903
Unrealized depreciation:	(4,715,660)
Net unrealized depreciation:	$(2,240,757)

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Number of
Contracts		Unrealized
Long (Short)		Appreciation
	FUTURES CONTRACTS
156	US 5 Year Treasury Notes, June 2016	$98,778
	(Underlying face amount $18,901,584)
(106)	US 10 Year Treasury Notes, June 2016	8,287
	(Underlying face amount $13,821,446)
(32)	US Long Bonds, expiring June 2016	63,094
	(Underlying face amount $5,262,016)
	TOTAL FUTURE CONTRACTS	$170,159

		Unrealized
		Appreciation
	CREDIT DEFAULT SWAP CONTRACTS
	Credit Default Swap to Buy Protection CDX.NA.HY.S24 V1 Maturity 12/20/20 - Counterparty
	Goldman Sachs, to pay fixed interest of 5% (Notional Amount $115,900,000)
		$3,288,523
	UNREALIZED APPRECIATION FROM CREDIT DEFAULT SWAP CONTRACTS	$3,288,523	(1)

(1)	Consists of premiums received of $3,376,167 and current liability value of $87,644.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

			Navigator	Navigator
	Navigator		Duration	Sentry	Navigator
	Equity Hedged		Neutral Bond	Managed	Tactical Fixed
	Fund		Fund	Volatility Fund	Income Fund
Assets:
Investments in Securities at Cost (including affiliated securities of $5,361,021, $0, $0, and $47,202,640, respectively)	$55,144,797		$73,076,940	$28,460,161	$347,261,428
Investments in Securities at Value (including affiliated securities of $3,304,137, $0, $0, and $46,472,829, respectively)	55,285,421	(a)	75,723,943	26,766,795	345,020,510	(a)
Deposit with Broker	1,396,269		3,688,214	1,820,438	970,085
Cash held as Collateral for Swaps	—		—	—	13,131,416
Dividends and Interest Receivable	56,442		697,773	2,912	1,324,498
Receivable for Securities Sold	1,962,828		55,129	14,777	—
Receivable for Fund Shares Sold	33,638		517	21,926	480,540
Unrealized Appreciation on Swap Contracts	—		—	—	3,288,523
Premiums Received for Swap Contracts	—		—	—	87,644
Unrealized Appreciation on Future Contracts	—		309,523	—	170,159
Prepaid Expenses and Other Assets	22,132		2,188	1,556	23,295
Total Assets	58,756,730		80,477,287	28,628,404	364,496,670

Liabilities:
Collateral on Securities Loaned	11,152,051		—	—	9,864,967
Option Contracts Written (premiums received of $0, $0, $1,896,281 and $0, respectively)	—		—	1,305,000	—
Payable for Securities Purchased	1,849,562		—	84,722	—
Payable for Fund Shares Redeemed	93,925		9,864	75,585	390,955
Accrued Advisory Fees	29,651		69,744	11,336	250,281
Accrued Distribution Fees	1,907		783	1	8,227
Payable to Related Parties	8,609		3,600	5,822	19,707
Accrued Expenses and Other Liabilities	33,095		28,490	31,486	11,926
Total Liabilities	13,168,800		112,481	1,513,952	10,546,063

Net Assets	$45,587,930		$80,364,806	$27,114,452	$353,950,607

Composition of Net Assets:
At March 31, 2016, Net Assets consisted of:
Paid-in-Capital	$48,871,895		$80,934,627	$54,230,504	$353,247,961
Accumulated Net Investment Income (Loss)	304,501		13,942	(557,368)	195,529
Accumulated Net Realized Loss From Security Transactions	(3,729,473)		(3,540,289)	(25,456,600)	(710,647)
Net Unrealized Appreciation (Depreciation) on Investments, Swaps, Options, and Futures Contracts	141,007		2,956,526	(1,102,084)	1,217,764
Net Assets	$45,587,930		$80,364,806	$27,114,452	$353,950,607

Net Asset Value Per Share
Class A Shares:
Net Assets	$5,431,886		$1,385,388	$5,818	$26,870,650
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	642,899		136,673	1,209	2,723,343
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.45		$10.14	$4.81	$9.87
Maximum Offering Price Per Share (Maximum sales charge of 5.50%, 3.75%, 3.75% and 3.75%, respectively)	$8.94		$10.54	$5.00	$10.25

Class C Shares:
Net Assets	$968,139		$647,496	$5 (b)	$3,367,887
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	118,839		64,420	1	340,824
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$8.15		$10.05	$4.83 (c)	$9.88

Class I Shares:
Net Assets	$39,187,905		$78,331,922	$27,108,629	$323,712,070
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	4,620,137		7,748,717	5,607,362	32,756,926
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$8.48		$10.11	$4.83	$9.88

(a)	Includes loaned securities with a value of $10,902,024 and $9,658,990, respectively.

(b)	Amount is rounded.

(c)	NAV may not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2016

			Navigator Sentry
	Navigator Equity	Navigator Duration	Managed Volatility	Navigator Tactical
	Hedged Fund	Neutral Bond Fund	Fund	Fixed Income Fund

Investment Income:
Dividend Income (including income on affiliated securities of $0, $0, $0 and $312,899)	$479,258	$34,090	$—	$4,518,297
Interest Income	263	1,102,760	9,463	183,121
Securities Lending - net	106,762	—	—	12,770
Total Investment Income	586,283	1,136,850	9,463	4,714,188

Expenses:
Investment Advisory Fees	182,880	444,950	122,924	1,367,275
Distribution Fees:
Class A	5,126	1,778	8	32,969
Class C	5,843	3,528	—	15,736
Registration & Filing Fees	30,082	22,562	22,562	27,574
Administration Fees	27,326	32,070	27,326	92,009
Custody Fees	11,519	9,528	4,513	21,248
Transfer Agent Fees	11,029	11,029	11,029	30,081
Non 12b-1 Shareholder Service Expense	11,029	15,041	12,534	62,771
Legal Fees	8,023	12,534	8,023	8,023
Audit Fees	7,971	8,023	7,671	7,871
Trustees’ Fees	7,521	6,017	7,020	7,521
Printing Expense	7,020	6,017	5,014	13,035
Chief Compliance Officer Fees	5,014	4,513	3,009	19,052
Insurance Expense	902	1,153	576	4,613
Interest Expense	—	—	6,543	—
Miscellaneous Expenses	1,254	1,504	12,894	29,786
Total Expenses	322,539	580,247	251,646	1,739,564
Less: Expense waived by Advisor for Affiliated Holdings	(8,975)	—	—	(149,486)
Less: Expense waived/reimbursed by the Advisor	(31,915)	—	(53,683)	—
Plus: Expense recaptured by the Advisor	—	14,143	—	3,392
Net Expenses	281,649	594,390	197,963	1,593,470
Net Investment Income (Loss)	304,634	542,460	(188,500)	3,120,718

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including loss on affiliated securities of $(66,517), $0, $0 and $0)	(3,495,376)	951,948	(9,367,946)	(6,782,426)
Securities Sold Short	—	—	4,429,834	—
Futures Contracts	—	(2,954,793)	—	12,950,058
Swap Contracts	—	—	—	2,925,606
Options Purchased	—	(64,444)	(35,895,652)	(137,261)
Options Written	—	—	31,934,130	—
	(3,495,376)	(2,067,289)	(8,899,634)	8,955,977

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including loss on affiliated securities of $(1,355,635), $0, $0 and $713,155)	3,390,601	1,945,513	99,449	3,541,920
Securities Sold Short	—	—	8,342	—
Futures Contracts	—	1,299,445	—	(2,711,727)
Swap Contracts	—	—	—	1,696,538
Options Purchased	—	(390,841)	(5,680,424)	(3,514)
Options Written	—	—	3,810,297	—
	3,390,601	2,854,117	(1,762,336)	2,523,217

Net Realized and Unrealized Gain (Loss) on Investments	(104,775)	786,828	(10,661,970)	11,479,194

Net Increase (Decrease) in Net Assets Resulting From Operations	$199,859	$1,329,288	$(10,850,470)	$14,599,912

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Equity Hedged Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2016	September 30, 2015
Operations:	(Unaudited)

Net Investment Income	$304,634	$254,601
Net Realized Gain (Loss) on Investments and Options	(3,495,376)	1,293,292
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	3,390,601	(3,787,242)
Net increase (decrease) in net assets resulting from operations	199,859	(2,239,349)

Distributions to Shareholders:
From Net Investment Income:
Class A	(15,780)	(3,471)
Class I	(220,670)	(219,460)
Net Realized Gains
Class A	(151,878)	(148,545)
Class C	(33,116)	(64,203)
Class I	(1,342,122)	(2,523,465)
Net decrease in net assets resulting from distributions to shareholders	(1,763,566)	(2,959,144)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	3,112,265	1,758,155
Class C	2,101	5,011
Class I	5,272,763	13,077,150
Distributions Reinvested:
Class A	159,119	132,761
Class C	31,403	59,878
Class I	1,525,153	2,652,380
Cost of Shares Redeemed:
Class A	(1,495,555)	(1,548,394)
Class C	(263,567)	(486,365)
Class I	(11,932,908)	(38,055,206)
Net decrease in net assets resulting from shares of beneficial interest	(3,589,226)	(22,404,630)

Decrease in Net Assets	(5,152,933)	(27,603,123)

Net Assets:
Beginning of Period	50,740,863	78,343,986
End of Period (including accumulated net investment income of $304,501 and $236,317, respectively)	$45,587,930	$50,740,863

SHARE ACTIVITY
Class A:
Shares Sold	359,503	187,705
Shares Reinvested	18,502	14,093
Shares Redeemed	(175,153)	(163,605)
Net increase in shares of beneficial interest outstanding	202,852	38,193

Class C:
Shares Sold	249	540
Shares Reinvested	3,783	6,544
Shares Redeemed	(31,037)	(52,871)
Net decrease in shares of beneficial interest outstanding	(27,005)	(45,787)

Class I:
Shares Sold	612,172	1,365,894
Shares Reinvested	176,932	280,675
Shares Redeemed	(1,383,433)	(3,971,520)
Net decrease in shares of beneficial interest outstanding	(594,329)	(2,324,951)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Duration Neutral Bond Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2016	September 30, 2015
Operations:	(Unaudited)

Net Investment Income	$542,460	$987,924
Net Realized Loss on Investments, Options and Futures Contracts	(2,067,289)	(1,277,847)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options, and Futures Contracts	2,854,117	(849,539)
Net increase (decrease) in net assets resulting from operations	1,329,288	(1,139,462)

Distributions to Shareholders:
From Net Investment Income:
Class A	(7,564)	(11,723)
Class C	(2,084)	(4,914)
Class I	(525,354)	(965,664)
From Net Realized Gains:
Class A	—	(1,101)
Class C	—	(3,986)
Class I	—	(236,116)
Net decrease in net assets resulting from distributions to shareholders	(535,002)	(1,223,504)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	150,495	1,558,241
Class C	—	977,730
Class I	10,095,085	53,398,242
Distributions Reinvested:
Class A	7,564	8,709
Class C	2,085	8,368
Class I	523,929	493,212
Cost of Shares Redeemed:
Class A	(150,201)	(484,745)
Class C	(129,230)	(588,345)
Class I	(5,201,678)	(9,276,860)
Net increase in net assets resulting from shares of beneficial interest	5,298,049	46,094,552

Increase in Net Assets	6,092,335	43,731,586

Net Assets:
Beginning of Period	74,272,471	30,540,885
End of Period (including accumulated net investment income of $13,942 and $6,484, respectively)	$80,364,806	$74,272,471

SHARE ACTIVITY
Class A:
Shares Sold	14,818	152,877
Shares Reinvested	746	863
Shares Redeemed	(14,725)	(47,258)
Net increase in shares of beneficial interest outstanding	839	106,482

Class C:
Shares Sold	—	95,871
Shares Reinvested	207	827
Shares Redeemed	(12,805)	(58,064)
Net increase (decrease) in shares of beneficial interest outstanding	(12,598)	38,634

Class I:
Shares Sold	994,612	5,200,771
Shares Reinvested	51,696	48,936
Shares Redeemed	(509,340)	(909,937)
Net increase in shares of beneficial interest outstanding	536,968	4,339,770

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Sentry Managed Volatility Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2016	September 30, 2015
Operations:	(Unaudited)

Net Investment Loss	$(188,500)	$(519,081)
Net Realized Loss on Investments, Swaps, Options and Futures Contracts	(8,899,634)	(5,001,693)
Net Change in Unrealized Depreciation on Investments, Swaps, Options and Futures Contracts	(1,762,336)	(616,510)
Net decrease in net assets resulting from operations	(10,850,470)	(6,137,284)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	—	9,626
Class I	14,321,033	27,187,315
Cost of Shares Redeemed:
Class I	(13,948,369)	(31,936,564)
Net increase (decrease) in net assets resulting from shares of beneficial interest	372,664	(4,739,623)

Decrease in Net Assets	(10,477,806)	(10,876,907)

Net Assets:
Beginning of Period	37,592,258	48,469,165
End of Period (including accumulated net investment loss of $557,368 and $315,021)	$27,114,452	$37,592,258

SHARE ACTIVITY
Class A:
Shares Sold	—	1,208
Net increase in shares of beneficial interest outstanding	—	1,208

Class I:
Shares Sold	2,660,925	3,665,687
Shares Redeemed	(2,522,828)	(4,383,468)
Net increase (decrease) in shares of beneficial interest outstanding	138,097	(717,781)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Fixed Income Fund
	For the Six Months	For the Year
	Ended	Ended
	March 31, 2016	September 30, 2015
Operations:	(Unaudited)

Net Investment Income	$3,120,718	$5,446,371
Net Realized Gain (Loss) on Investments, Swaps, Options and Futures Contracts	8,955,977	(8,307,066)
Net Change in Unrealized Appreciation on Investments, Swaps, Options and Futures Contracts	2,523,217	2,001,139
Net increase (decrease) in net assets resulting from operations	14,599,912	(859,556)

Distributions to Shareholders:
From net investment income:
Class A	(238,935)	(454,707)
Class C	(16,127)	(25,854)
Class I	(2,995,895)	(6,053,655)
From Net Realized Gains:
Class A	—	(1,585)
Class C	—	(160)
Class I	—	(24,891)
Net decrease in net assets resulting from distributions to shareholders	(3,250,957)	(6,560,852)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	12,333,120	25,225,561
Class C	549,350	1,898,273
Class I	79,711,277	231,304,503
Distributions Reinvested:
Class A	227,082	448,324
Class C	15,331	24,050
Class I	2,949,890	4,432,184
Cost of Shares Redeemed:
Class A	(12,884,296)	(6,403,737)
Class C	(292,632)	(121,976)
Class I	(47,308,194)	(77,545,564)
Net increase in net assets resulting from shares of beneficial interest	35,300,928	179,261,618

Increase in Net Assets	46,649,883	171,841,210

Net Assets:
Beginning of Period	307,300,724	135,459,514
End of Period (including accumulated net investment income of $325,768 and $325,768)	$353,950,607	$307,300,724

SHARE ACTIVITY
Class A:
Shares Sold	1,284,131	2,616,249
Shares Reinvested	31,368	46,704
Shares Redeemed	(1,371,012)	(665,786)
Net increase (decrease) in shares of beneficial interest outstanding	(55,513)	1,997,167

Class C:
Shares Sold	58,012	195,831
Shares Reinvested	1,908	2,507
Shares Redeemed	(31,120)	(12,627)
Net increase in shares of beneficial interest outstanding	28,800	185,711

Class I:
Shares Sold	8,262,288	23,707,776
Shares Reinvested	404,993	461,256
Shares Redeemed	(4,962,575)	(8,013,476)
Net increase in shares of beneficial interest outstanding	3,704,706	16,155,556

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented

	Navigator Equity Hedged Fund - Class A

	For the		For the	For the		For the		For the		For the Period
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		December 28, 2010 * to
	March 31, 2016		September 30, 2015	September 30, 2014		September 30, 2013		September 30, 2012		September 30, 2011
	(Unaudited)
Net Asset Value,Beginning of Period	$8.72		$9.60	$9.61		$9.00		$8.60		$10.00
From Operations:
Net investment income (loss) (a)	0.05		0.02	0.02		0.01		(0.00	) (g)	0.01
Net gain (loss) from securities (both realized and unrealized)	(0.02)		(0.50)	0.25		0.60		0.41		(1.41)
Total from operations	0.03		(0.48)	0.27		0.61		0.41		(1.40)

Distributions to shareholders from:
Net investment income	(0.03)		(0.01)	—		(0.00	) (g)	(0.01)		—
Net realized gains	(0.27)		(0.39)	(0.28)		—		—		—
Total distributions	(0.30)		(0.40)	(0.28)		(0.00)		(0.01)		—

Net Asset Value,End of Period	$8.45		$8.72	$9.60		$9.61		$9.00		$8.60

Total Return (b)	0.32	% (d)	(5.37)%	2.84%		6.83%		4.79%		(14.00	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,432		$3,838	$3,858		$3,420		$4,071		$4,587
Ratio of expenses to average net assets, before waivers/reimbursement(e)	1.55	% (c)	1.41%	1.31%		1.31%		1.37%		4.99	% (c)
net of waivers/reimbursement (e)	1.35	% (c)	1.35%	1.34	% (h)	1.35	% (h)	1.35%		1.35	% (c)
Ratio of net investment income (loss) to average net assets (e)(f)	1.04	% (c)	0.26%	0.24%		0.10%		(0.05)%		0.20	% (c)
Portfolio turnover rate	169	% (d)	292%	353%		446%		486%		380	% (d)

	Navigator Equity Hedged Fund - Class C
	For the		For the	For the		For the		For the		For the Period
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		December 28, 2010 * to
	March 31, 2016		September 30, 2015	September 30, 2014		September 30, 2013		September 30, 2012		September 30, 2011
	(Unaudited)
Net Asset Value,Beginning of Period	$8.42		$9.34	$9.43		$8.89		$8.55		$10.00
From Operations:
Net investment income (loss) (a)	0.01		(0.05)	(0.06)		(0.06)		(0.08)		(0.04)
Net gain (loss) from securities (both realized and unrealized)	(0.01)		(0.48)	0.25		0.60		0.42		(1.41)
Total from operations	0.00		(0.53)	0.19		0.54		0.34		(1.45)

Distributions to shareholders from:
Net realized gains	(0.27)		(0.39)	(0.28)		—		—		—
Total distributions	(0.27)		(0.39)	(0.28)		—		—		—

Net Asset Value,End of Period	$8.15		$8.42	$9.34		$9.43		$8.89		$8.55

Total Return (b)	(0.01	)% (d)	(6.05)%	2.02%		6.07%		3.98%		(14.50	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$968		$1,228	$1,791		$2,608		$3,869		$3,367
Ratio of expenses to average net assets, before waivers/reimbursement(e)	2.30	% (c)	2.16%	2.06%		2.06%		2.12%		3.46	% (c)
net of waivers/reimbursement (e)	2.10	% (c)	2.10%	2.09	% (h)	2.10	% (h)	2.10%		2.10	% (c)
Ratio of net investment loss to average net assets (e)(f)	0.28	% (c)	(0.57)%	(0.62)%		(0.68)%		(0.87)%		(0.55	)% (c)
Portfolio turnover rate	169	% (d)	292%	353%		446%		486%		380	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price,reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented

	Navigator Equity Hedged Fund - Class I

	For the		For the	For the		For the		For the	For the Period
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	December 28, 2010* to
	March 31, 2016		September 30,2015	September 30, 2014		September 30, 2013		September 30, 2012	September 30, 2011
	(Unaudited)
Net Asset Value,Beginning of Period	$8.76		$9.64	$9.65		$9.03		$8.62	$10.00
From Operations:
Net investment income (a)	0.06		0.04	0.04		0.03		0.02	0.03
Net gain (loss) from securities (both realized and unrealized)	(0.02)		(0.50)	0.25		0.62		0.41	(1.41)
Total from operations	0.04		(0.46)	0.29		0.65		0.43	(1.38)

Distributions to shareholders from:
Net investment income	(0.05)		(0.03)	(0.02)		(0.03)		(0.02)	—
Net realized gains	(0.27)		(0.39)	(0.28)		—		—	—
Total distributions	(0.32)		(0.42)	(0.30)		(0.03)		(0.02)	—

Net Asset Value,End of Period	$8.48		$8.76	$9.64		$9.65		$9.03	$8.62

Total Return (b)	0.39	% (d)	(5.10)%	3.01%		7.19%		5.04%	(13.80	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$39,188		$45,675	$72,695		$88,121		$94,928	$34,810
Ratio of expenses to average net assets, before waivers/reimbursement(e)	1.30	% (c)	1.16%	1.06%		1.06%		1.11%	1.85	% (c)
net of waivers/reimbursement (e)	1.10	% (c)	1.10%	1.09	% (g)	1.10	% (g)	1.10%	1.10	% (c)
Ratio of net investment income to average net assets (e)(f)	1.28	% (c)	0.43%	0.43%		0.37%		0.17%	0.39	% (c)
Portfolio turnover rate	169	% (d)	292%	353%		446%		486%	380	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price,reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invest.

(g)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented

	Navigator Duration Neutral Bond Fund - Class A

	For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		September 23,2013* to
	March 31, 2016		September 30, 2015		September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.03		$10.42		$10.00		$10.00
From Operations:
Net investment income (loss)(a)	0.06		0.13		0.13		(0.00	) (g)
Net gain (loss) from securities (both realized and unrealized)	0.11		(0.36)		0.35		(0.00	) (g)
Total from operations	0.17		(0.23)		0.48		(0.00)

Distributions to shareholders from:
Net investment income	(0.06)		(0.12)		(0.06)		—
Net realized gains	—		(0.04)		—		—
Total distributions	(0.06)		(0.16)		(0.06)		—

Net Asset Value, End of Period	$10.14		$10.03		$10.42		$10.00

Total Return (b)	1.65	% (d)	(2.18)%		4.82%		0.00	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,385		$1,362		$306		$100	(i)
Ratio of expenses to average net assets, before waivers/reimbursement	1.75	% (c,e)	1.90	% (e)	2.56	% (e)(h)	4.61	% (c)
net of waivers/reimbursement	1.79	% (c,e,j)	1.90	% (e)	2.01	% (e)(h)	1.90	% (c)
Ratio of net investment income (loss) to average net assets	1.18	% (c,e,f)	1.32	% (e)(f)	1.25	% (e)(f)	(1.90	)% (c)
Portfolio turnover rate	57	% (d)	81%		281%		0	% (d)

	Navigator Duration Neutral Bond Fund - Class C

	For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		September 23,2013* to
	March 31, 2016		September 30, 2015		September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.96		$10.36		$10.00		$10.00
From Operations:
Net investment income (loss)(a)	0.02		0.06		0.06		(0.00	) (g)
Net gain (loss) from securities (both realized and unrealized)	0.10		(0.37)		0.37		(0.00	) (g)
Total from operations	0.12		(0.31)		0.43		(0.00)

Distributions to shareholders from:
Net investment income	(0.03)		(0.05)		(0.07)		—
Net realized gains	—		(0.04)		—		—
Total distributions	(0.03)		(0.09)		(0.07)		—

Net Asset Value, End of Period	$10.05		$9.96		$10.36		$10.00

Total Return (b)	1.23	% (d)	(2.95)%		4.29%		0.00	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$647		$767		$398		$100	(i)
Ratio of expenses to average net assets, before waivers/reimbursement	2.50	% (c,e)	2.65	% (e)	3.15	% (e)(h)	5.36	% (c)
net of waivers/reimbursement	2.54	% (c,e,j)	2.65	% (e)	2.71	% (e)(h)	2.65	% (c)
Ratio of net investment income (loss) to average net assets	0.43	% (c,e,f)	0.55	% (e)(f)	0.53	% (e)(f)	(2.65	)% (c)
Portfolio turnover rate	57	% (d)	81%		281%		0	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price,reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invest.

(g)	Per share amount represents less than $0.01 per share

(h)	Ratio includes, 0.11% and 0.06% for the year ended September 30, 2014 attributed to interest expense, for Class A and C, respectively.

(i)	Amount is actual; not presented in thousands.

(j)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented

	Navigator Duration Neutral Bond Fund - Class I
	For the		For the		For the		For the Period
	Six Months Ended		Year Ended		Year Ended		September 23, 2013* to
	March 31, 2016		September 30, 2015		September 30, 2014		September 30, 2013
	(Unaudited)
Net Asset Value,Beginning of Period	$10.00		$10.39		$10.00		$10.00
From Operations:
Net investment income (loss)(a)	0.07		0.16		0.12		(0.00	) (g)
Net gain (loss) from securities (both realized and unrealized)	0.11		(0.37)		0.38		(0.00	) (g)
Total from operations	0.18		(0.21)		0.50		(0.00)

Distributions to shareholders from:
Net investment income	(0.07)		(0.14)		(0.11)		—
Net realized gains	—		(0.04)		—		—
Total distributions	(0.07)		(0.18)		(0.11)		—

Net Asset Value,End of Period	$10.11		$10.00		$10.39		$10.00

Total Return (b)	1.79	% (d)	(2.03)%		5.03%		0.00	% (d)

Ratios/Supplemental Data
Net assets, end of period(in 000’s)	$78,332		$72,143		$29,837		$7,002
Ratio of expenses to average net assets, before waivers/reimbursement	1.50	% (c,e)	1.65	% (e)	2.21	% (e)(h)	4.36	% (c)
net of waivers/reimbursement	1.54	% (c,e,j)	1.65	% (e)	1.71	% (e)(h)	1.65	% (c)
Ratio of net investment income (loss) to average net assets	1.43	% (c,e,f)	1.55	% (e)(f)	1.16	% (e)(f)	(1.64	)% (c)
Portfolio turnover rate	57	% (d)	81%		281%		0	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price,reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invest.

(g)	Per share amount represents less than $0.01 per share.

(h)	Ratio includes 0.06% for the year ended September 30,2014 attributed to interest expense for Class I.

(i)	Amount is actual; not presented in thousands.

(j)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Sentry Managed Volatility Fund - Class A					Navigator Sentry Managed Volatility Fund - Class C
	For the		For the	For the Period		For the		For the	For the Period
	Six Months Ended		Year Ended	March 6, 2014* to		Six Months Ended		Year Ended	March 6, 2014* to
	March 31, 2016		September 30, 2015	September 30, 2014		March 31, 2016		September 30, 2015	September 30, 2014
	(Unaudited)					(Unaudited)
Net Asset Value,Beginning of Period	$6.86		$7.83	$10.00		$6.87		$7.83	$10.00
From Operations:
Net investment loss(a)	(0.04)		(0.10)	(0.00	) (g)	—		—	(0.00	) (g)
Net loss from securities (both realized and unrealized)	(2.01)		(0.87)	(2.17)		(2.04)		(0.96)	(2.17)
Total from operations	(2.05)		(0.97)	(2.17)		(2.04)		(0.96)	(2.17)

Net Asset Value,End of Period	$4.81		$6.86	$7.83		$4.83		$6.87	$7.83

Total Return (b)	(29.88	)% (d)	(12.39)%	(21.70	)% (d)	(29.69	)% (d)	(12.26)%	(21.70	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6		$8	$8	(h)	$5	(h)	$7 (h)	$8	(h)
Ratio of expenses to average net assets, before waiver/reimbursement(e)	1.99	% (c,i)	1.66%	1.65	% (c)	2.74	% (c,i)	2.41%	2.40	% (c)
net of waivers/reimbursement (e)	1.62	% (c,i)	1.62%	1.50	% (c)	2.37	% (c,i)	2.25%	2.25	% (c)
Ratio of net investment loss to average net assets (e)(f)	(1.55	)% (c)	(1.50)%	(1.50	)% (c)	(2.30	)% (c)	-2.25%	(2.25	)% (c)
Portfolio turnover rate	401	% (d)	84,387%	148	% (d)	401	% (d)	84,387%	148	% (d)

	Navigator Sentry Managed Volatility Fund -Class I
	For the		For the	For the Period
	Six Months Ended		Year Ended	March 6, 2014* to
	March 31, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value,Beginning of Period	$6.87		$7.83	$10.00
From Operations:
Net investment loss(a)	(0.04)		(0.09)	(0.06)
Net loss from securities (both realized and unrealized)	(2.00)		(0.87)	(2.11)
Total from operations	(2.04)		(0.96)	(2.17)

Net Asset Value,End of Period	$4.83		$6.87	$7.83

Total Return (b)	(29.69	)% (d)	(12.26)%	(21.70	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$27,109		$37,584	$48,469
Ratio of expenses to average net assets, before waivers/reimbursement(e)	1.74	% (c,i)	1.41%	1.40	% (c)
net of waivers/reimbursement (e)	1.37	% (c,i)	1.25%	1.25	% (c)
Ratio of net investment loss to average net assets (e)(f)	(1.30	)% (c)	(1.25)%	(1.22	)% (c)
Portfolio turnover rate	401	% (d)	84,387%	148	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price,reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Amount is actual; not presented in thousands.

(i)	Ratio includes, 0.12% for the period ended March 31, 2016 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Tactical Fixed Income Fund - Class A						Navigator Tactical Fixed Income Fund - Class C
	For the		For the		For the Period		For the		For the		For the Period
	Six Months Ended		Year Ended		March 27, 2014* to		Six Months Ended		Year Ended		March 27, 2014* to
	March 31, 2016		September 30, 2015		September 30, 2014		March 31, 2016		September 30, 2015		September 30, 2014
	(Unaudited)						(Unaudited)
Net Asset Value,Beginning of Period	$9.55		$9.79		$10.00		$9.56		$9.78		$10.00
From Operations:
Net investment income (a)	0.08		0.18		0.20		0.05		0.10		0.16
Net loss from securities (both realized and unrealized)	0.32		(0.23)		(0.24)		0.32		(0.23)		(0.23)
Total from operations	0.40		(0.05)		(0.04)		0.37		(0.13)		(0.07)

Distributions to shareholders from:
Net investment income	(0.08)		(0.19)		(0.17)		(0.05)		(0.09)		(0.15)
Net realized gains	—		(0.00	) (g)	—		—		(0.00	) (g)	—
Total distributions	(0.08)		(0.19)		(0.17)		(0.05)		(0.09)		(0.15)

Net Asset Value,End of Period	$9.87		$9.55		$9.79		$9.88		$9.56		$9.78

Total Return (b)	4.27	% (d)	(0.54)%		(0.40	)% (d)	3.89	% (d)	(1.28)%		(0.71	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$26,871		$26,529		$7,652		$3,368		$2,983		$1,236
Ratio of expenses to average net assets, before waivers/reimbursement (e)	1.30	% (c)	1.31%		1.54	% (c)	2.05	% (c)	2.06%		3.37	% (c)
net of waivers/reimbursement (e)	1.21	% (c,h)	1.21%		1.48	% (c)	1.96	% (c,h)	1.96%		2.23	% (c)
Ratio of net investment income to average net assets (e)(f)	1.72	% (c)	1.82%		3.90	% (c)	0.97	% (c)	1.04%		3.07	% (c)
Portfolio turnover rate	324	% (d)	402%		7	% (d)	324	% (d)	402%		7	% (d)

	Navigator Tactical Fixed Income Fund - Class I
	For the		For the		For the Period
	Six Months Ended		Year Ended		March 27, 2014* to
	March 31, 2016		September 30, 2015		September 30, 2014
	(Unaudited)
Net Asset Value,Beginning of Period	$9.56		$9.81		$10.00
From Operations:
Net investment income (a)	0.09		0.19		0.21
Net loss from securities (both realized and unrealized)	0.33		(0.22)		(0.22)
Total from operations	0.42		(0.03)		(0.01)

Distributions to shareholders from:
Net investment income	(0.10)		(0.22)		(0.18)
Net realized gains	—		(0.00	) (g)	—
Total distributions	(0.10)		(0.22)		(0.18)

Net Asset Value,End of Period	$9.88		$9.56		$9.81

Total Return (b)	4.39	% (d)	(0.33)%		(0.15	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$323,712		$277,788		$126,571
Ratio of expenses to average net assets, before waivers/reimbursement (e)	1.05	% (c)	1.06%		1.11	% (c)
net of waivers/reimbursement (e)	0.96	% (c,h)	0.96%		1.11	% (c)
Ratio of net investment income to average net assets (e)(f)	1.97	% (c)	1.93%		4.01	% (c)
Portfolio turnover rate	324	% (d)	402%		7	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price,reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

1.	ORGANIZATION

Navigator Equity Hedged Fund (“Equity Fund”), Navigator Duration Neutral Bond Fund (“Bond Fund”), Navigator Sentry Managed Volatility Fund (“Sentry Fund”) and Navigator Tactical Fixed Income Fund (“Tactical Fund”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005 (the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund are each a “Fund” and collectively the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as non-diversified open-end management investment companies except the Equity Fund which is a diversified series. Each Fund offers three classes of shares designated as Class A, Class C and Class I. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%, 3.75%, 3.75% and 3.75% of the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund, respectively. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Equity Fund, which commenced operations on December 28, 2010, is long-term capital appreciation. The primary investment objective of the Bond Fund, which commenced operations on September 23, 2013, is to maximize total return, which is comprised of income and capital appreciation, while hedging interest rate exposure. The primary investment objective of the Sentry Fund, which commenced operations on March 6, 2014, is negative correlation to the U.S. equity markets, including positive returns in unfavorable equity markets. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Swaps are valued based on a price received from the underlying financial institution where the swap is being held. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Funds’ assets and liabilities measured at fair value:

Equity Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,602,418	$—	$—	$40,602,418
Mutual Funds	3,304,137	—	—	3,304,137
Short-Term Investments	226,815	—	—	226,815
Collateral For Securities Loaned	11,152,051	—	—	11,152,051
Total	$55,285,421	$—	$—	$55,285,421

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$72,526,354	$—	$72,526,354
Call Options Purchased	65,781	—	—	65,781
Put Options Purchased	12,500	—	—	12,500
Short-Term Investments	3,119,308	—	—	3,119,308
Futures Contracts*	309,523	—	—	309,523
Total	$3,507,112	$72,526,354	$—	$76,033,466

Sentry Fund

Assets**	Level 1	Level 2	Level 3	Total
Call Options Purchased	$452,500	$—	$—	$452,500
Put Options Purchased	2,120,000	—	—	2,120,000
Exchange Traded Note	1,682,200	—	—	1,682,200
Short-Term Investments	22,512,095	—	—	22,512,095
Total	$26,766,795	$—	$—	$26,766,795
Liabilities
Call Options Written	$705,000	$—	$—	$705,000
Put Options Written	600,000	—	—	600,000
Total	$1,305,000	$—	$—	$1,305,000

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$67,843,320	$—	$—	$67,843,320
Mutual Funds	221,221,960	—	—	221,221,960
Municipal Bonds & Notes	—	19,791,546	—	19,791,546
Put Options Purchased	3,508	—	—	3,508
Short-Term Investments	26,295,209	—	—	26,295,209
Collateral for Securities Loaned	9,864,967	—	—	9,864,967
Futures Contracts*	170,159	—	—	170,159
Open Swap Contracts^	—	3,288,523	—	3,288,523
Total	$325,399,123	$23,080,069	$—	$348,479,192

The Funds did not hold any Level 3 securities during the year.

There were no transfers between Level 1, Level 2 and Level 3 during the year. It is the Funds’ policy to record transfers between fair value levels at the end of the reporting period.

*	Includes cumulative unrealized gain (loss) on futures contracts open at March 31, 2016.

**	Refer to the Portfolio of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps are unrealized appreciation/depreciation.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures – The Bond Fund and Tactical Fund are subject to interest rate risk in the normal course of pursuing their investment objectives. To manage interest rate risk, the Bond Fund and Tactical Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Bond Fund and Tactical Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Bond Fund and Tactical Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Bond Fund and Tactical Fund recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Bond Fund and Tactical Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after the Bond Fund and Tactical Fund’s Portfolio of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

The number of option contracts written and the premiums received by the Sentry Fund during the six months ended March 31, 2016, were as follows:

	Call Options		Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	19,909	$5,086,159	2,200	$4,351,488
Options written	218,638	48,797,146	27,800	39,689,932
Options closed	(227,547)	(51,795,956)	(28,400)	(42,812,705)
Options expired	(6,000)	(1,419,783)	—	—
Options outstanding, end of period	5,000	$667,566	1,600	1,228,715

The notional value of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets and Liabilities –

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at March 31, 2016.

Equity Fund:

Gross Amounts Not Offset in the
Assets :				Statements of Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Securities lending	$11,152,051	$—	$11,152,051	$—	$(11,152,051)	$—

Bond Fund:

Gross Amounts Not Offset in the
Assets :				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)(1)	Net Amount
Futures contracts	$309,523	$—	$309,523	$—	$(309,523)	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with deposits with Brokers on the Statements of Assets and Liabilities .

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

The effect of Derivative Instruments on the Statement of Assets & Liabilities for the six months ended March 31, 2016.

	Asset Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value

Interest rate contracts	Investments in Securities at Value	$78,281
Interest rate contracts	Unrealized Appreciation on Futures Contracts	309,523
Total	Total	$387,804

The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2016.

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Loss	Appreciation (Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives

Interest rate contracts	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	$(2,954,793)	$1,299,445

Interest rate contracts	Net realized gain (loss) from options purchased/Net change in unrealized appreciation (depreciation) from options purchased	(64,444)	(390,841)
Total		$(3,019,237)	$908,604

Sentry Fund:

Gross Amounts Not Offset in the
Liabilities :				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments (1)	Pledged/(Received)	Net Amount
Written Options contracts	$1,305,000	$—	$1,305,000	$(1,305,000)	$—	$—
Total	$1,305,000	$—	$1,305,000	$(1,305,000)	$—	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with investments in securities on the Statement of Assets and Liabilities .

The effect of Derivative Instruments on the Statement of Assets & Liabilities for the six months ended March 31, 2016.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts	Investments in Securities at Value	$2,572,500	Options Contracts Written at Value	$1,305,000

		$2,572,500		$1,305,000

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2016.

Tactical Fund:

				Gross Amounts Not Offset in the
Assets :				Statement of Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Swap Contracts	$3,288,523	$—	$3,288,523	$—	$—	$1,591,985
Securities Lending	9,864,967	—	9,864,967	—	(9,864,967)	—
Futures Contracts	170,159	—	170,159	—	—	2,881,886
Total	$13,323,649	$—	$13,323,649	$—	$(9,864,967)	$4,473,871

The effect of Derivative Instruments on the Statement of Assets & Liabilities for the six months ended March 31, 2016.

			Change in
			Unrealized
			Appreciation/
Contract Type/	Location of Gain or (Loss) On	Realized Gain (Loss)	(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) from securities sold short /Net change in unrealized appreciation (depreciation) from securities sold short	$4,429,834	$8,342
Equity contracts	Net realized gain (loss) from options purchased /Net change in unrealized appreciation (depreciation) from options purchased	(35,895,652)	(5,680,424)
Equity contracts	Net realized gain (loss) from options written /Net change in unrealized appreciation (depreciation) from options written	31,934,130	3,810,297
Total		$468,312	$(1,861,785)

	Asset Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value

Interest rate contracts	Unrealized Appreciation on Futures Contracts	$170,159
Credit contracts	Unrealized Appreciation on Swap Contracts	3,288,523
Interest rate contracts	Investments in Securities as Value	3,508

		$3,462,190

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

The effect of Derivative Instruments on the Statement of Operations for the six months ended March 31, 2016.

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Gain (loss)	Appreciation (Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Credit contracts	Net realized gain (loss) from swaps contracts/Net change in unrealized appreciation (depreciation) from swaps contracts	$2,925,606	$1,696,538
Interest rate contracts	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	12,950,058	(2,711,727)
Interest rate contracts	Net realized gain (loss) from options purchased/Net change in unrealized appreciation (depreciation) from options purchased	(137,261)	(3,514)
Total		$15,738,403	$(1,018,703)

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid annually for the Equity Fund and Sentry Fund and declared and paid quarterly for the Bond Fund and Tactical Fund, and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Clark Capital Management Group, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). The Advisor pays Main Point Advisors, Inc. the sub-advisor to the Bond Fund, a portion of its advisory fee.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Funds, the Advisor under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Equity Fund, 1.00% (1.25% prior to January 28, 2016) of the average daily net assets of the Bond Fund and 0.85% of the average daily net assets of the Sentry Fund and Tactical Fund. For the six months ended March 31, 2016, the Advisor earned advisory fees of $182,880, $444,950, $122,924, and $1,367,275 for the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund, respectively.

Pursuant to an exemptive order, the Equity Fund invested a portion of its assets in the Sentry Fund and the Tactical Fund invested a portion of its assets in the Bond Fund. The Advisor has agreed to waive its advisory fee on the portion of the Equity Fund’s and the Tactical Fund’s assets that are invested in the Sentry Fund and Bond Fund, respectively. For the six months ended March 31, 2016, the Equity Fund and Tactical Fund waived $8,975 and $149,486, respectively, in advisory fees.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

Fund	Class A	Class C	Class I	Expiration Date
Equity Fund	1.35%	2.10%	1.10%	1/31/2017
Bond Fund*	1.60%	2.35%	1.35%	1/31/2017
Sentry Fund	1.50%	2.25%	1.25%	1/31/2017
Tactical Fund	1.50%	2.25%	1.25%	1/31/2017

*	Prior to January 28, 2016, the expense limit was 1.90%, 2.65%, and 1.65%, for Class A, Class C and Class I, respectively.

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the six months ended March 31, 2016, the Advisor waived $31,915, and $53,683 in fees from the Equity Fund and Sentry Fund, respectively. For the six months ended March 31, 2016 the Advisor recouped previously waived expenses in the amounts of $14,143 and $3,392 for the Bond Fund and Tactical Fund, respectively.

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	September 30, 2017	September 30, 2018	Total
Equity Fund	$—	$6,007	$6,007
Bond Fund	121,593	39	121,632
Sentry Fund	45,061	65,925	110,986

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

activities. For the six months ended March 31, 2016, the Equity Fund incurred distribution fees of $5,126 and $5,843 for Class A shares and Class C shares, respectively, the Bond Fund incurred distribution fees of $1,778 and $3,528 for Class A shares and Class C shares, respectively, the Sentry Fund incurred distribution fees of $8 for Class A shares, and the Tactical Fund incurred distribution fees of $32,969 and $15,736 for Class A shares and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended March 31, 2016, the Distributor received $6,377 in underwriting commissions for sales of Class A shares, of which $788 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended March 31, 2016, amounted to $79,621,484, $84,517,857, respectively, for the Equity Fund, $43,089,876 and $38,392,492, respectively, for the Bond Fund, $25,579,813 and $19,953,350, respectively, for the Sentry Fund, and $757,078,127 and $574,709,676, respectively, for the Tactical Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended September 30, 2015 and periods ended September 30, 2014 were as follows:

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

For the year ended September 30, 2015:

	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gains	Total
Equity Fund	$2,959,144	$—	$—	$2,959,144
Bond Fund	248,135	975,369	—	1,223,504
Sentry Fund	—	—	—	—
Tactical Fund	6,552,020	—	—	6,552,020

For the periods ended September 30, 2014:
	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gains	Total
Equity Fund	$2,704,014	$—	$—	$2,704,014
Bond Fund	6,712	303,935	—	310,647
Sentry Fund	—	—	—	—
Tactical Fund	2,350,784	—	—	2,350,784

The difference between the book basis and tax basis of distributions paid by the Tactical Fund for the year ended September 30, 2015 are due to distributions payable at yearend of $8,832.

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Undistributed	Post October Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Tax Exempt	and	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Income	Late Year Loss	Differences	(Depreciation)	Earnings/(Deficits)
Equity Fund	$1,463,397	$299,325	$—	$—	$—	$—	$(3,482,980)	$(1,720,258)
Bond Fund	—	—	(342,452)	6,484	(2,142,007)	—	1,113,868	(1,364,107)
Sentry Fund	—	—	(5,962,431)		(1,113,923)	—	(9,189,228)	(16,265,582)
Tactical Fund	1,926,585	—	—	—	(6,784,899)	(8,832)	(5,779,163)	(10,646,309)

The difference between book basis and tax basis undistributed net investment income/loss, unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the tax treatment of Fund distributions and the mark-to-market treatment of open futures, options and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such late year losses as follows:

Late Year
Losses
Equity Fund	$—
Bond Fund	—
Sentry Fund	368,868
Tactical Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Equity Fund	$—
Bond Fund	2,142,007
Sentry Fund	745,055
Tactical Fund	6,784,899

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

At September 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Equity Fund	$—	$—	$—
Bond Fund	87,632	254,820	342,452
Sentry Fund	—	5,962,431	5,962,431
Tactical Fund	—	—	—

Permanent book and tax differences, primarily attributable to the reclassifications of Fund distributions and the tax treatment of Fund net operating losses and swap contracts, resulted in reclassification for the year ended September 30, 2015 as follows:

	Paid	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Equity Fund	$—	$—	$—
Bond Fund	—	(305)	305
Sentry Fund	$(1,125,925)	$465,234	$660,691
Tactical Fund	—	1,278,214	(1,278,214)

6.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets & Liabilities and on the Portfolio of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. The Funds’ cash collateral received in securities lending transactions is invested in the Dreyfus Government Cash Management Fund.

7.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Equity Fund and Tactical Fund as of March 31, 2016 are noted in the each Fund’s Portfolio of Investments. Transactions during the year with affiliated companies are as follows:

Equity Fund

					Change in
	Value - Beginning		Sales	Realized	Unrealized	Dividend	Value - End of
Affiliated Holding	of Period	Purchases	Proceeds	Gain / (Loss)	Gain / (Loss)	Income	Period

Sentry Fund	$4,960,733	$—	$(234,444)	$(66,517)	$(1,355,635)	$—	$3,304,137

Tactical Fund

					Change in
	Value - Beginning		Sales	Realized	Unrealized	Dividend	Value - End of
Affiliated Holding	of Period	Purchases	Proceeds	Gain / (Loss)	Gain / (Loss)	Income	Period

Bond Fund	$41,972,664	$4,035,272	$—	$—	$464,893	$312,899	$46,472,829

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015- 07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Sentry Fund currently invests a portion of their assets in Milestone Treasury Obligations Fund – Institutional Class (“Milestone”). The Fund may redeem its investment from Milestone at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of Milestone. The financial statements of the Milestone, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of March 31, 2016, the percentage of the Sentry Fund’s net assets invested in Milestone was 83.0%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Navigator Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
March 31, 2016

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning October 1, 2015 and held through March 31, 2016.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	10/1/15	3/31/16	Period*	3/31/16	Period*
Navigator Equity Hedged Fund	1.35%	$1,000.00	$1,003.20	$6.76	$1,018.25	$6.81
Navigator Duration Neutral Bond Fund	1.79%	$1,000.00	$1,016.50	$9.02	$1,016.05	$9.02
Navigator Sentry Managed Volatility Fund	1.50%	$1,000.00	$701.20	$6.38	$1,017.50	$7.57
Navigator Tactical Fixed Income Fund	1.21%	$1,000.00	$1,042.70	$6.18	$1,018.95	$6.11
Class C
Navigator Equity Hedged Fund	2.10%	$1,000.00	$999.90	$10.50	$1,014.50	$10.58
Navigator Duration Neutral Bond Fund	2.54%	$1,000.00	$1,012.30	$12.78	$1,012.30	$12.78
Navigator Sentry Managed Volatility Fund	2.25%	$1,000.00	$703.10	$9.58	$1,013.75	$11.33
Navigator Tactical Fixed Income Fund	1.96%	$1,000.00	$1,038.90	$9.99	$1,015.20	$9.87
Class I
Navigator Equity Hedged Fund	1.10%	$1,000.00	$1,003.90	$5.51	$1,019.50	$5.55
Navigator Duration Neutral Bond Fund	1.54%	$1,000.00	$1,017.90	$7.77	$1,017.30	$7.77
Navigator Sentry Managed Volatility Fund	1.25%	$1,000.00	$703.10	$5.32	$1,018.75	$6.31
Navigator Tactical Fixed Income Fund	0.96%	$1,000.00	$1,043.90	$4.91	$1,020.20	$4.85

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the six-month period ended March 31, 2016 (183) divided by the number of days in the fiscal year (366).

Navigator Duration Neutral Bond Fund, Navigator Equity Hedged Fund, Navigator Sentry Managed Volatility Fund, Navigator Tactical Fixed Income Fund* – Adviser: Clark Capital Management Group, Inc.

In connection with the regular meeting held on November 16 & 17, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“Clark Capital”) and the Trust, with respect to the Navigator Duration Neutral Bond Fund (“Navigator Duration”), Navigator Equity Hedged Fund (“Navigator Equity”), Navigator Sentry Managed Volatility Fund (“Navigator Sentry”), and Navigator Tactical Fixed Income Fund (“Navigator Tactical”) (each a “Fund” and collectively the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Clark Capital was founded in 1986 and is an independent investment advisory firm with approximately $2.1 billion in assets under management. They reviewed the background information of the key personnel responsible for servicing the Funds taking into consideration their education and noting the investment team is a seasoned group. The Trustees considered that Clark Capital’s entire team of portfolio managers are responsible for the ongoing research of ETFs and mutual funds, individual equities, technical analysis and credit analysis to support Clark Capital’s investment process. With respect to Navigator Duration, they noted that Clark Capital utilizes a sub-adviser to provide management services to the Fund with Clark Capital providing sub-adviser due diligence and oversight of the Fund’s trading activities and sub-adviser’s compliance program. The Trustees noted that, with regard to Clark Capital’s broker-dealer selection process, it takes into consideration various factors to determine broker quality and best execution using a Best Execution Committee. They further noted that Clark Capital reported no material compliance or litigation issues since the previous advisory agreement renewal, but that in 2015 the SEC began a routine examination of Clark Capital that is ongoing without final communication. The Board noted that Clark Capital has a robust investment team and corporate infrastructure with more than adequate staff and availability of resources to support the Fund’s operation. The Board concluded that Clark Capital should continue to provide high quality service to the Funds and its shareholders.

Performance.

Navigator Duration. The Trustees noted that over the 1 year period ended September 1, 2015, according to Morningstar reports, the Fund outperformed the Non-Traditional Bond category by 89 basis points, while trailing the Barclay’s Aggregate benchmark by 229 basis points. They noted that when looking at the Fund’s performance over the 1 year period ended June 30, 2015, the Fund outperformed its Morningstar category by 19 basis points, but trailed the Barclay’s Municipal Bond Index by 266 basis points. They considered that a representative of Clark Capital stated that the reason the Fund outperformed the Non-Traditional Bond category was the Fund’s positive contribution of individual municipal bonds, but underperformed the Barclays Index due to the coast of hedging against rising rates which, ultimately, did not happen. The Trustees agreed that Clark Capital and sub-adviser have managed the Fund in line with the Fund’s objective, despite a slight loss from hedging activities. The Trustees concluded that Clark Capital should be retained to continue the strategy over the long term.

Navigator Equity. The Trustees considered that the Fund has performed in a similar manner to other hedged indices, although noted the Fund had some lag in performance. They noted the Fund lagged the HFRX Equity Hedged Index by 143 basis points over three years, but outperformed the same index by 93 basis points over the 2 year period ended June 30, 2015. The Trustees acknowledged that the Fund is designed to provide investors access to global equity markets while reducing the risk through hedging. They considered that the hedging component of the Fund has been a drag on performance but has also reduced the standard deviation of the portfolio. The Trustees noted that the Fund is expected to perform better during more volatile markets. The Trustees concluded that Clark Capital should be retained to provide the strategy to shareholders with low risk tolerances.

Navigator Sentry. The Trustees noted that it is important to understand the purpose behind the Fund when considering its performance; that is, it is solely used to hedge the other Funds. They considered that the Fund is designed to have positive returns during market declines and, therefore, will have negative returns during market advances. The Trustees agreed that, based on this design, the Fund is performing as expected. They noted that for the month of August 2015, the S&P 500 declined by over 6% while the Fund gained over 10%, and the leveraged protection portion of the Fund gained 34.7% from August 18-25, 2015 while the S&P 500 declined 10.9% during the same period. The Trustees concluded that although the Fund has a relatively short performance history, it appears to be working as designed and Clark Capital should be retained.

Navigator Tactical. The Trustees noted that for the year ended June 30, 2015, the Fund underperformed all benchmarks, and Clark Capital stated that the main reason for the underperformance was the lack of a trending market during the period. The Trustees noted that this lack of trending, according to Clark Capital, caused tactical shifts among high yield debt, US treasuries, and T-bills that were unprofitable and costly to performance. They considered that Clark Capital manages a similar strategy in an SMA format and the SMA had similar negative performance over longer time periods when markets developed more trends. Therefore, the Trustees acknowledged that the recent performance is not unexpected and it is reasonable that Clark Capital will continue the strategy as designed. The Trustees concluded that Clark Capital should be given more time to perform the strategy so a better analysis during trending markets can be achieved.

Fees and Expenses.

Navigator Duration. The Trustees reviewed the advisory fee noting that Clark Capital has charged 1.25% for its services to the Fund and has proposed to reduce advisory the fee to 1.00%. They noted the 1.00% fee was slightly higher than the peer group average but well within the range of fees charged by peer funds. The Trustees reviewed the Fund’s net expense ratio noting that although it is higher than the peer group and Morningstar category averages, it is within the range of benchmark funds shown. Additionally, they considered that Clark Capital has agreed to further limit the Fund’s total expenses by decreasing the expense limitation in place by 30 basis points for each share class, and the sub-adviser has agreed to a fee reduction of 12.5 basis points. After further discussion, the Trustees concluded the fee is not unreasonable.

Navigator Equity. The Trustees reviewed the composition of Clark Capital selected peer group noting that, from a size perspective, the peer group is a good representative sample. They noted the advisory fee of 0.75% is significantly below the peer group average of 1.28% and Morningstar category average of 1.22%. They noted that the Fund’s net expense ratio is in line with its benchmarks. The Trustees agreed that, despite the strategy being unique and sophisticated, particularly for a mutual fund offering, Clark Capital offers a very competitive fee. The Trustees concluded that the fee is reasonable.

Navigator Sentry. The Trustees reviewed the Fund’s advisory fee and net expense ratio and compared them relative to the peer group and Morningstar category. With respect to the advisory fee of 0.85%, they noted that the fee is equal to the Morningstar category average and lower than the peer group average of 1.02%. Similarly, they noted, the Fund’s net expense ratio of 1.32%, is equal to the Morningstar average and lower than Clark Capital selected peer group average of 1.72%. After further discussion, the Trustees concluded the fee is reasonable.

Navigator Tactical. The Trustees reviewed the Fund’s advisory fee and considered the composition of Clark Capital selected peer group in comparing the Fund’s fee to that of its peers. They noted that the Fund’s advisory fee of 0.85% is in line with the Morningstar category average of 0.81% and slightly higher than the peer group average of 0.76%, but well within the range of fees charge by peer funds. The Trustees considered the Fund’s net expense ratio and agreed that, like the advisory fee, it was quite competitive relative to its peers. After further discussion, the Trustees concluded that the fee is reasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the management of the Funds. They discussed Clark Capital’s assertion that economies of scale would likely be reached with respect to a Fund once the Fund reached certain asset levels, and indicated a willingness to discuss breakpoints at such time. After further discussion, the Trustees concluded the absence of breakpoints in effect at this time was reasonable and shareholders will benefit appropriately from economies of scale as they are achieved.

Profitability.

Navigator Duration – The Trustees reviewed the profitability analysis provided by Clark Capital and noted it had incurred a loss over the past fiscal year due to its relationship with the Fund. They also reviewed the pro forma profit analysis based on the reduced fee. Accordingly, the Trustees concluded excessive profitability was not a concern.

Navigator Equity – The Trustees reviewed the profitability analysis provided by Clark Capital and noted it realized a profit in connection with its relationship with the Fund, but that the amount of profit, in actual dollars and in terms of percentage of revenue, was marginal. Accordingly, the Trustees concluded excessive profitability was not a concern.

Navigator Sentry – The Trustees reviewed the profitability analysis provided by Clark Capital noting that it realized a modest profit in connection with its relationship with the Fund. They agreed that the amount of profit was very reasonable in terms of actual dollars and percentage of revenue. The Trustees concluded that excessive profitability was not a concern at this time.

Navigator Tactical – The Trustees reviewed the profitability analysis provided by Clark Capital and noted it had incurred a loss over the past fiscal year due to its relationship with the Fund. Accordingly, the Trustees concluded excessive profitability was not a concern.

Conclusion. Having requested and received such information from Clark Capital as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fees are reasonable and that renewal of the agreement is in the best interests of the shareholders of each of Navigator Duration Neutral Bond Fund, Navigator Equity Hedged Fund, Navigator Sentry Managed Volatility Fund, and Navigator Tactical Fixed Income Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Navigator Duration Neutral Bond Fund * – Sub-Adviser: Main Point Advisors, Inc.

In connection with the regular meeting held on August 19 & 20, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment sub-advisory agreement between Clark Capital Management Group, Inc. (the “Adviser”) and Main Point Advisors, Inc. (“Main Point” or the “Sub- Adviser”) and the Trust, with respect to Navigator Duration Neutral Bond Fund (“Navigator Duration” or the “Fund”) (the “Sub-Advisory Agreement”). In considering the renewal of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that following the proposed change of control, one of Main Point’s owners, Jonathan Fiebach, will become sole owner of the Sub-Adviser. The Trustees considered that the change in ownership would not impact the portfolio management team. The Board reviewed the background of the investment personnel responsible for portfolio management. The Trustees also considered the 1940 Act expertise of the other members of the investment team, and the benefit of their assistance to the portfolio manager with operational and administrative functions. They noted that Main Point’s investment process utilizes quantitative research and analysis with proprietary valuation models to select investments in primarily municipal bonds, and agreed that Main Point has demonstrated a solid risk management culture and processes that diligently monitor the various risks related to this asset class and incorporates hedging strategies when necessary. The Trustees noted that the Sub-Adviser monitors compliance with the Fund’s investment limitations by relying, in part, on a third party service that alerts the portfolio manager in advance of any deviation from pre-set limits. They considered that Main Point reported no material compliance or litigation issues. The Board acknowledged that the Sub-Adviser provides access to a hedge fund type strategy, which has the potential to benefit the Fund and its shareholders. The Board concluded that the change in ownership is not expected to result in any personnel changes and should not have any negative impact on the Sub- Adviser’s ability to service the Fund. The Board further concluded that it expects Main Point should continue to provide high quality service to the adviser, the Fund and shareholders.

Performance. The Trustees noted that the Fund has limited performance statistics available because of its short time since inception (October 2013). They considered, however, that during its limited performance history, it has trailed its benchmarks over the last one year period. They discussed that the Fund’s largest increase/decrease was similar to the Morningstar Non-Traditional Bond category. The Trustees noted that the Sub-Adviser attributed the underperformance to the Fund’s duration neutral stance versus the substantial duration exposure of the indexes. The Trustees agreed that as more time passes, the Fund’s duration neutral strategy can be better evaluated as interest rates change and allow the Fund to take advantage of hedging opportunities. After further discussion, the Trustees concluded that the Sub-Adviser should be retained, following the change of control, and given the opportunity to execute the Fund’s strategy over a more meaningful period of time.

Fees and Expenses. The Trustees noted that they had reviewed the sub-advisory fees in connection with the annual review of the Sub-Adviser at the Board’s November 11-12, 2014 meeting. They further noted that the sub-advisory fee proposed to be paid is identical to that previously approved. They considered the advisory fee allocation, and the allocation between the adviser and Sub-Adviser relative to the duties of each. The Trustees noted that the Sub-Adviser change of control was not anticipated to have any negative impact on the Fund or shareholders. After further discussion, the Trustees affirmed their finding that the sub-advisory fee remains reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the Sub-Adviser’s management of Fund assets. The Trustees agreed that economies of scales is an advisory agreement level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. They agreed that it appears unlikely that the sub-adviser has realized any meaningful benefits from economies of scale at this time.

Profitability. The Trustees reviewed the profitability analysis prepared by the Sub-Advisor noting that although the Sub-Adviser estimated it earned a profit in connection with its relationship with the Fund, such profit is marginal in terms of actual dollars and percentage of revenue. The Trustees concluded that excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from Main Point that the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of Navigator Duration.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Advisor
Clark Capital Management Group, Inc.
1650 Market Street, 53rd Floor
Philadelphia, PA 19103

Investment Sub-Advisor to Navigator Duration Neutral Bond Fund
Main Point Advisors, Inc.
1650 Market Street, 53rd Floor
Philadelphia, PA 19103

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is or will be available without charge, upon request, by calling 1-877-766-2264.

Investor Information: 1-877-766-2264

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/3/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/3/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 6/3/16